SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives

The estimated useful lives are as follows:

Category	Depreciation method	Estimated useful lives

Building	Straight-line	20 years

Electronic devices	Straight-line	3 years

Office equipment, fixtures and furniture	Straight-line	3 years

Automobile	Straight-line	3 years